Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Abstract
Schedule of lease receivables

	2022	2021
LT Amazonas	179,305	166,944
Sublease “resale stores” – IFRS 16	59,341	76,177
	238,646	243,121

Current portion	(30,643)	(30,076)
Non-current portion	208,003	213,045

Schedule of cash receipts

	Up to Dec 2023	Jan 2024–Dec 2028	Jan 2028 onwards	Nominal values	Present value
	33,936	127,757	226,662	388,355	238,646
LT Amazonas (i)	29,354	119,410	168,503	317,267	179,305
Sublease “resale stores” – IFRS 16	4,582	8,347	58,159	71,088	59,341

(i)	LT Amazonas

Schedule of lease liabilities

	2022	2021

LT Amazonas (i)	327,505	302,091
Sale of Towers (leaseback) (ii)	1,730,214	1,507,629
Other (iv)	158,314	142,458
Sub-total	2,216,033	1,952,178

Other leases (iii):
Leases – Network Infrastructure	6,123,914	3,345,930
Leases - Shops & kiosks & real estate	746,028	653,422
Leases - Land (Network)	2,664,315	1,657,345
Leases – Fiber	1,081,575	1,454,664
Subtotal lease IFRS 16	10,615,832	7,111,361
Total	12,831,865	9,063,539

Current portion	(2,257,211)	(1,269,878)
Non-current portion	10,574,654	7,793,661

Schedule of other lease operations

	Up to Dec 2023	Jan 2024–Dec 2028	Jan 2029 onwards	Nominal values	Present value
Total - Lease liability	3,109,546	8,468,542	8,295,305	19,873,393	12,831,865

LT Amazonas (i)	65,620	226,810	320,214	612,644	327,505
Sale and leaseback of Towers (ii)	291,462	1,168,828	2,223,774	3,684,064	1,730,214
Other (iii)	36,365	132,035	43,125	211,524	158,314

Total other leases (iv)	2,716,099	6,940,869	5,708,192	15,365,161	10,615,832
Leases – Network infrastructure	1,324,986	3,942,271	3,411,227	8,678,483	6,123,914
Leases - Shops & kiosks & real estate	206,017	505,493	491,755	1,203,265	746,028
Leases - Land (Network)	645,485	1,837,641	1,805,210	4,288,337	2,664,315
Leases – Fiber	539,611	655,464	-	1,195,076	1,081,575